Schedule III - Reconciliation of Real Estate and Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation [Line Items]
Beginning balance	$ 592,322	$ 585,090	$ 567,229
Amounts capitalized	143,711	66,338	65,024
Amounts retired or adjusted	(190,663)	(59,106)	(47,163)
Ending balance	545,370	592,322	585,090
Beginning balance	(26,955)	(23,438)	(24,417)
Depreciation expense	(3,640)	(3,547)	(2,582)
Amounts retired or adjusted	2,375	30	3,561
Ending balance	$ (28,220)	$ (26,955)	$ (23,438)